PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Gross		$ 163,062	$ 35,376
Less: Accumulated Depreciation	$ (36,186)	(20,656)	(3,428)
Property, Plant and Equipment, net	160,648	142,406	31,948
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	57,812	52,450	24,912
Computer Equipment [Member]
Property, Plant and Equipment, Gross	17,500	14,225	7,007
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	65,072	50,187	3,457
Vehicles [Member]
Property, Plant and Equipment, Gross	$ 56,450	$ 46,200